ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Company's Subsidiaries
As of December 31, 2021, details of the Company’s subsidiaries are as follows:

Name	Date of establishment	Place of establishment	Percentage of equity interest attributable to the Company	Principal activity
Subsidiaries of the Company:
RISE Education Cayman III Ltd (“Cayman III”)	July 29, 2013	Cayman Islands	100%	Investment holding
RISE Education Cayman I Ltd (“Cayman”)	June 19, 2013	Cayman Islands	100%	Investment holding